Share-Based Payment	12 Months Ended
Dec. 31, 2012
Share-Based Payment
Share-Based Payment

NOTE 12. SHARE-BASED PAYMENTS

We account for our share-based payment arrangements based on the fair value of the awards on their respective grant date, which may affect our ability to fully realize the value shown on our consolidated balance sheets of deferred tax assets associated with compensation expense. We record a valuation allowance when our future taxable income is not expected to be sufficient to recover the asset. Accordingly, there can be no assurance that the current stock price of our common shares will rise to levels sufficient to realize the entire tax benefit currently reflected on our consolidated balance sheets. However, to the extent we generate excess tax benefits (i.e., that additional tax benefits in excess of the deferred taxes associated with compensation expense previously recognized) the potential future impact on income would be reduced.

At December 31, 2012, we had various share-based payment arrangements, which we describe in the following discussion. The compensation cost recognized for those plans was included in operating expenses in our consolidated statements of income. The total income tax benefit recognized in the consolidated statements of income for share-based payment arrangements was $195 for 2012, compared to $187 for 2011 and $196 for 2010.

Under our various plans, senior and other management employees and nonemployee directors have received nonvested stock and stock units. We grant performance stock units, which are nonvested stock units, based upon our stock price at the date of grant and award them in the form of AT&T common stock and cash at the end of a three-year period, subject to the achievement of certain performance goals. We treat the cash portion of these awards as a liability. We grant forfeitable restricted stock and stock units, which are valued at the market price of our common stock at the date of grant and vest typically over a two- to seven-year period. We also grant other nonvested stock units and award them in cash at the end of a three-year period, subject to the achievement of certain market based conditions. As of December 31, 2012, we were authorized to issue up to 111 million shares of common stock (in addition to shares that may be issued upon exercise of outstanding options or upon vesting of performance stock units or other nonvested stock units) to officers, employees and directors pursuant to these various plans.

The compensation cost that we have charged against income for our share-based payment arrangements was as follows:

	2012	2011	2010
Performance stock units	$397	$388	$411
Restricted stock and stock units	102	91	85
Other nonvested stock units	12	4	11
Other	-	6	6
Total	$511	$489	$513

A summary of option activity as of December 31, 2012, and changes during the year then ended, is presented below (shares in millions):

Options	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value[1]
Outstanding at January 1, 2012	66	$30.62	1.99	$148
Exercised	(18)	-
Forfeited or expired	(31)	-
Outstanding at December 31, 2012	17	27.38	4.53	123
Exercisable at December 31, 2012	17	$27.37	4.51	$123
[1]	Aggregate intrinsic value includes only those options with intrinsic value (options where the exercise price is below the market price).

It is our policy to satisfy share option exercises using our treasury stock. Cash received from stock option exercises was $517 for 2012, $250 for 2011 and $55 for 2010.

A summary of the status of our nonvested stock units as of December 31, 2012, and changes during the year then ended is presented as follows (shares in millions):

Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2012	27	$26.53
Granted	13	30.18
Vested	(13)	25.87
Forfeited	(1)	28.32
Nonvested at December 31, 2012	26	$28.55

As of December 31, 2012, there was $314 of total unrecognized compensation cost related to nonvested share-based payment arrangements granted. That cost is expected to be recognized over a weighted-average period of two years. The total fair value of shares vested during the year was $333 for 2012, compared to $360 for 2011 and $397 for 2010.